CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (501,665)	$ 57,584	$ (1,946,468)	$ 5,082	$ 7,449	$ (106,569)
Other comprehensive income (loss), net of tax:
Foreign currency translation	23	(42)	52	(174)	284	179
Total other comprehensive income (loss), net of tax	23	(42)	52	(174)	284	179
Total comprehensive income (loss)	$ (501,642)	$ 57,542	$ (1,946,416)	$ 4,908	$ 7,733	$ (106,390)